Summary of Significant Accounting Policies - Schedule of Disaggregate Revenue (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenues
Total revenue	$ 105,203,366	$ 126,762,314	$ 129,276,476
Sales of cosmetics and other beauty products [Member]
Revenues
Total revenue	96,564,901	122,002,947	124,732,099
Provision of operation services [Member]
Revenues
Total revenue	8,638,465	4,759,367	4,544,377
Goods transferred at a point in time [Member]
Revenues
Total revenue	96,564,901	122,002,947	124,732,099
Services transferred over time [Member]
Revenues
Total revenue	$ 8,638,465	$ 4,759,367	$ 4,544,377